Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Investments [Line Items]
Revenue	$ 1,617	$ 4,877	$ 21,438	$ 33,414
Gross profit	472	663	2,849	2,480
Operating expenses:
Research and development	2,319	628	5,186	8,437
General and administrative	4,130	3,416	10,908	16,331
Sales and marketing	305	367	1,038	2,450
Foreign exchange gain	1,282	(1,709)	(4,145)	86
Depreciation and amortization	146	103	360	559
Operating expenses	8,182	2,805	13,347	27,863
Loss from continuing operations	(7,710)	(2,142)	(10,498)	(25,383)
Interest income (expense), net of bank charges	653	215	1,155	235
Loss before income taxes	(10,396)	(5,538)	(20,610)	(17,197)
Income tax (recovery) expense	14	430	148	646
Net loss for the period	(13,726)	(3,868)	(50,521)	(11,699)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	19,328	16,209	48,147	20,268
Cost of revenue	20,364	16,374	50,594	20,275
Gross profit	(1,036)	(165)	(2,447)	(7)
Operating expenses:
Research and development	1,135	1,830	6,025	2,951
General and administrative	2,410	1,943	7,829	2,658
Sales and marketing	357	335	975	404
Foreign exchange gain	147	127	59	279
Depreciation and amortization	833	944	2,423	1,209
Operating expenses	4,882	5,179	17,311	7,501
Loss from continuing operations	(5,918)	(5,344)	(19,758)	(7,508)
Interest income (expense), net of bank charges	(71)	117	(39)	117
Loss before income taxes	(5,989)	(5,227)	(19,797)	(7,391)
Income tax (recovery) expense	45	11	(19)	15
Net loss for the period	$ (6,034)	$ (5,238)	$ (19,778)	$ (7,406)